Financial instruments (Tables)	3 Months Ended
Jan. 31, 2019
Text block [abstract]
Summary of Credit Risk Exposures

Under the standardized approach, credit risk is estimated using the risk weights as prescribed by the Basel framework, either based on credit assessments by external rating agencies or based on the counterparty type for non-retail exposures and product type for retail exposures.

Exposure at default(1)	As at
	January 31, 2019			October 31 2018
($ millions)	AIRB	Standardized	Total	Total
By exposure sub-type
Non-retail
Drawn(2)(3)	$356,655	$65,579	$422,234	$425,009
Undrawn commitments	89,393	5,139	94,532	92,303
Other exposures(4)	92,862	11,298	104,160	105,232
Total non-retail	$538,910	$82,016	$620,926	$622,544
Retail
Drawn(5)	$195,020	$91,650	$286,670	$278,605
Undrawn commitments	47,729	–	47,729	48,085
Total retail	$242,749	$91,650	$334,399	$326,690
Total	$781,659	$173,666	$955,325	$949,234
(1)	After credit risk mitigation and excludes equity securities and other assets.
(2)	Non-retail AIRB drawn exposures include government guaranteed and privately insured mortgages.
(3)	Non-retail drawn includes loans, bankers’ acceptances, deposits with financial institutions and FVOCI debt securities.
(4)	Includes off-balance sheet lending instruments such as letters of credit, letters of guarantee, securitizations, over-the-counter derivatives and repo-style transactions net of related collateral.
(5)	Retail drawn includes residential mortgages, credit cards, lines of credit and other personal loans.

Summary of VaR by Risk Factor

The table below shows the Bank’s VaR by risk factor along with Stressed VaR:

	For the three months ended			As at	As at
	January 31, 2019			January 31 2019	October 31 2018	January 31 2018
($ millions)	Average	High	Low
Credit spread plus interest rate	$11.3	$15.2	$8.2	$9.8	$11.0	$14.4
Credit spread	6.8	9.8	3.8	6.1	6.2	9.0
Interest rate	8.4	12.6	6.4	7.0	7.7	11.5
Equities	4.0	8.1	2.1	4.2	5.8	2.4
Foreign exchange	2.3	3.2	1.5	2.5	2.8	2.7
Commodities	2.0	4.7	1.4	2.5	1.7	1.9
Debt specific	4.4	5.9	3.2	4.3	3.6	2.9
Diversification effect	(11.4)	n/a	n/a	(12.3)	(11.7)	(10.1)
Total VaR	$12.6	$16.2	$10.3	$11.0	$13.2	$14.2
Total Stressed VaR	$45.3	$58.9	$31.0	$34.7	$44.6	$55.6

Fair Value of Financial Assets and Liabilities Designated at Fair Value Through Profit or Loss and Changes in Fair Value

The following table presents the fair value of assets and liabilities designated at fair value through profit or loss and their changes in fair value.

	Fair value		Change in fair value			Cumulative change in fair value(1)
	As at		For the three months ended				As at
($ millions)	January 31 2019	October 31 2018	January 31 2019	October 31 2018	January 31 2018	January 31 2019	October 31 2018	January 31 2018
Assets
Investment securities(2)	$14	$12	$–	$–	$–	$–	$–	$–
Liabilities
Senior note liabilities(3)	$9,907	$8,188	$(176)	$684	$59	$602	$778	$(32)
(1)	The cumulative change in fair value is measured from the instruments’ date of initial recognition.
(2)	Changes in fair value are recorded in non-interest income – other.
(3)

Changes in fair value attributable to changes in the Bank’s own credit risk are recorded in other comprehensive income. Other changes in fair value are recorded in non-interest income – trading revenues.

Changes in Fair Value Attributable to Changes in Bank'S Own Credit Risk for Financial Liabilities Designated at Fair Value

The following table presents the changes in fair value attributable to changes in the Bank’s own credit risk for financial liabilities designated at fair value through profit or loss as well as their contractual maturity and carrying amounts.

	Senior Note Liabilities
($ millions)	Contractual maturity amount	(1)	Carrying value	Difference between carrying value and contractual maturity amount	Changes in fair value for the three month period attributable to changes in own credit risk recorded in other comprehensive income	Cumulative changes in fair value attributable to changes in own credit risk (1)
As at January 31, 2019	$ 10,509		$ 9,907	$ 602	$ 30	$ (36)
As at October 31, 2018	8,966		8,188	778	(46)	(66)
As at January 31, 2018	5,013		5,045	(32)	(7)	(43)
(1)	The cumulative change in fair value is measured from the instruments’ date of initial recognition.

Summary of Fair Values of Financial Instruments of Bank Using Valuation Methods and Assumption

The following table sets out the fair values of financial instruments of the Bank and excludes non-financial assets, such as property and equipment, investments in associates, precious metals, goodwill and other intangible assets.

	As at
	January 31, 2019		October 31, 2018
($ millions)	Total fair value	Total carrying value	Total fair value	Total carrying value
Assets:
Cash and deposits with financial institutions	$52,942	$52,942	$62,269	$62,269
Trading assets	106,956	106,956	100,262	100,262
Financial instruments designated at fair value through profit or loss	14	14	12	12
Securities purchased under resale agreements and securities borrowed	127,959	127,959	104,018	104,018
Derivative financial instruments	32,161	32,161	37,558	37,558
Investment securities – other	57,335	57,335	57,653	57,653
Investment securities – amortized cost	20,459	20,651	20,316	20,743
Loans	568,656	566,105	553,758	551,834
Customers’ liability under acceptances	18,737	18,737	16,329	16,329
Other financial assets	13,079	13,079	10,913	10,913
Liabilities:
Deposits	690,101	690,879	674,535	676,534
Financial instruments designated at fair value through profit or loss	9,907	9,907	8,188	8,188
Acceptances	18,746	18,746	16,338	16,338
Obligations related to securities sold short	31,621	31,621	32,087	32,087
Derivative financial instruments	35,970	35,970	37,967	37,967
Obligations related to securities sold under repurchase agreements and securities lent	116,527	116,527	101,257	101,257
Subordinated debentures	7,593	7,492	5,267	5,698
Other financial liabilities	36,446	36,231	35,432	34,805

Summary of Fair Value Hierarchy of Instruments Carried at Fair Value on a Recurring Basis

The following table outlines the fair value hierarchy and instruments carried at fair value on a recurring basis.

	As at
	As at January 31, 2019				As at October 31, 2018
($ millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Instruments carried at fair value on a recurring basis:
Assets:
Precious metals(1)	$–	$3,608	$14	$3,622	$–	$3,175	$16	$3,191
Trading assets
Loans	–	13,161	–	13,161	–	14,334	–	14,334
Canadian federal government and government guaranteed debt	12,497	1,843	–	14,340	13,003	–	–	13,003
Canadian provincial and municipal debt	–	10,043	–	10,043	–	10,159	–	10,159
US treasury and other US agencies’ debt	9,070	–	–	9,070	7,164	–	–	7,164
Other foreign governments’ debt	3,068	2,161	–	5,229	4,610	1,833	–	6,443
Corporate and other debt	8	9,548	18	9,574	3	8,984	18	9,005
Income funds	31	–	–	31	29	–	–	29
Equity securities	44,499	261	–	44,760	39,513	158	–	39,671
Other(2)	748	–	–	748	454	–	–	454
	$69,921	$40,625	$32	$110,578	$64,776	$38,643	$34	$103,453
Financial assets designated at fair value through profit or loss	$14	$–	$–	$14	$12	$–	$–	$12
Investment securities(3)
Canadian federal government and government guaranteed debt	5,186	2,646	–	7,832	6,373	2,518	–	8,891
Canadian provincial and municipal debt	237	3,291	–	3,528	366	3,986	–	4,352
US treasury and other US agencies’ debt	20,218	473	–	20,691	18,472	669	–	19,141
Other foreign governments’ debt	9,827	9,830	31	19,688	10,457	9,485	48	19,990
Corporate and other debt	230	1,944	17	2,191	732	1,818	13	2,563
Mortgage-backed securities	–	1,600	–	1,600	–	906	–	906
Equity securities	833	271	701	1,805	838	263	709	1,810
	$36,531	$20,055	$749	$57,335	$37,238	$19,645	$770	$57,653
Derivative financial instruments
Interest rate contracts	$–	$9,934	$46	$9,980	$–	$8,927	$112	$9,039
Foreign exchange and gold contracts	–	18,771	–	18,771	5	22,197	–	22,202
Equity contracts	578	221	2	801	797	1,556	8	2,361
Credit contracts	–	307	–	307	–	349	–	349
Commodity contracts	68	2,234	–	2,302	92	3,515	–	3,607
	$646	$31,467	$48	$32,161	$894	$36,544	$120	$37,558
Liabilities:
Deposits(4)	$–	$(205)	$–	$(205)	$–	$(401)	$–	$(401)
Financial liabilities designated at fair value through profit or loss	–	9,907	–	9,907	–	8,188	–	8,188
Obligations related to securities sold short	26,434	5,187	–	31,621	24,563	7,524	–	32,087
Derivative financial instruments
Interest rate contracts	–	10,761	32	10,793	–	11,012	74	11,086
Foreign exchange and gold contracts	3	18,186	–	18,189	–	20,537	–	20,537
Equity contracts	967	2,712	7	3,686	1,057	1,884	5	2,946
Credit contracts	–	58	–	58	–	70	–	70
Commodity contracts	26	3,218	–	3,244	34	3,294	–	3,328
	$996	$34,935	$39	$35,970	$1,091	$36,797	$79	$37,967
(1)	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable.
(2)	Represents energy related assets.
(3)	Excludes debt investment securities measured at amortized cost of $20,651 (October 31, 2018 – $20,743).
(4)	These amounts represent embedded derivatives bifurcated from structured notes.

Summary of Changes in Level 3 Instruments Carried at Fair Value

The following table summarizes the changes in Level 3 instruments carried at fair value for the three months ended January 31, 2019.

All positive balances represent assets and negative balances represent liabilities. Consequently, positive amounts indicate purchases of assets or settlements of liabilities and negative amounts indicate sales of assets or issuances of liabilities.

	As at January 31, 2019
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/out of Level 3	Fair value, end of the quarter	Changes in unrealized gains/(losses) recorded in income for instruments still held(1)
Precious metals	$16	$–	$–	$–	$(2)	$–	$14	$–
	16	–	–	–	(2)	–	14	–
Trading assets
Corporate and other debt	18	–	–	–	–	–	18	–
	18	–	–	–	–	–	18	–
Investment securities
Other foreign governments’ debt	48	–	(1)	–	(9)	(7)	31	n/a
Corporate and other debt	13	–	4	–	–	–	17	n/a
Equity securities	709	12	8	85	(90)	(23)	701	12
	770	12	11	85	(99)	(30)	749	12
Derivative financial instruments – assets
Interest rate contracts	112	(54)	–	4	(16)	–	46	(54)
Equity contracts	8	(4)	–	–	–	(2)	2	(4	)(2)
Derivative financial instruments – liabilities
Interest rate contracts	(74)	31	–	(3)	14	–	(32)	31	(3)
Equity contracts	(5)	–	–	–	–	(2)	(7)	–	(2)
	41	(27)	–	1	(2)	(4)	9	(27)
Total	$845	$(15)	$11	$86	$(103)	$(34)	$790	$(15)
(1)	These amounts represent the gains and losses from fair value changes of Level 3 instruments still held at the end of the period that are recorded in the Consolidated Statement of Income.
(2)

Certain unrealized gains and losses on derivative assets and liabilities are largely offset by mark-to-market changes on other instruments included in trading revenues in the Consolidated Statement of Income, since these instruments act as an economic hedge to certain derivative assets and liabilities.

(3)

Certain unrealized losses on interest rate derivative contracts are largely offset by mark-to-market changes on embedded derivatives on certain deposit liabilities in the Consolidated Statement of Income.

The following table summarizes the changes in Level 3 instruments carried at fair value for the three months ended October 31, 2018:

	As at October 31, 2018
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income(1)	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/ out of Level 3	Fair value, end of the quarter
Precious metals	$11	$–	$–	$5	$–	$–	$16
Trading assets	20	–	–	–	(2)	–	18
Investment securities	750	9	–	70	(39)	(20)	770
Derivative financial instruments	28	2	–	–	–	11	41
(1)	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.